Vessels, net/Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2025
Vessels, net/Assets held for sale [Abstract]
Assets Held for Sale
As of December 31, 2024, and December 31, 2025, net amounts of $69,430,788 and $0, respectively, are presented in ‘Assets held for sale’, in the accompanying consolidated balance sheets.

Assets held for sale
Balance December 31, 2023	$38,656,048
Vessels’ disposal (Note 7 (c))	(38,656,048)
Assets held for sale	69,430,788
Balance December 31, 2024	$69,430,788
Vessels’ disposal (Note 7 (c))	(34,733,403)
Assets held for sale reclassification	(34,697,385)
Balance December 31, 2025	$—

Vessels [Member]
Vessels, net/Assets held for sale [Abstract]
Vessels, net
(a)  Vessels, net: The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 31, 2023	$262,066,353	$(32,529,357)	$229,536,996
— Acquisitions, improvements, and other vessel costs	71,838,073	—	71,838,073
— Transfer to Assets held for sale (b)	(48,027,623)	10,233,199	(37,794,424)
— Vessel disposals	(57,997,284)	8,420,635	(49,576,649)
— Period depreciation	—	(13,560,803)	(13,560,803)
Balance December 31, 2024	227,879,519	(27,436,326)	200,443,193
— Improvements, and other vessel costs	569,051	—	569,051
— Vessel disposals	(42,365,879)	7,495,493	(34,870,386)
— Period depreciation	—	(9,645,825)	(9,645,825)
Balance December 31, 2025	$186,082,691	$(29,586,658)	$156,496,033

Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG [Member]
Vessels, net/Assets held for sale [Abstract]
Disposal Group
Assets held for sale

The Company’s subsidiary Energiepark Heringen-Philippsthal WP HP GmbH & Co, KG (“EP Heringen”), which operates a windfarm in Germany, met the held for sale criteria as of December 31, 2024 and Assets held for sale included EP Heringen as follows:

In thousands	December 31, 2024

Goodwill	$3,239
Property, plant and equipment	29,883
Intangible assets	567
Accounts receivable trade, net and other current assets	288
Cash and cash equivalents	720
Assets held for sale	$34,697

Long-term debt, net	$15,685
Deferred tax liabilities	1,228
Accounts payable and other current liabilities	743
Liabilities directly associated with assets held for sale	$17,656